Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2021
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2019, 2020 and 2021 consist of the following:

	Millions of yen
	2019	2020	2021
Life insurance premiums	¥330,811	¥360,583	¥403,799
Life insurance related investment income*	16,325	7,195	83,751

	¥347,136	¥367,778	¥487,550

*
Life insurance related investment income in fiscal 2019, 2020 and 2021 include net unrealized holding losses of ¥217 million and ¥13,122 million and a gain of ¥61,351 million on equity securities held as of March 31, 2019, 2020 and 2021, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2019, 2020 and 2021, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2019	2020	2021
Reinsurance benefits	¥2,849	¥3,268	¥2,333
Reinsurance premiums	(5,546)	(5,395)	(5,196)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2019, 2020 and 2021 are mainly as follows:

	Millions of yen
	2019	2020	2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥879	¥(10,798)	¥76,470
Net gains or losses from derivative contracts :	(1,348)	1,667	(10,271)
Futures	(374)	1,257	(9,412)
Foreign exchange contracts	(350)	8	(261)
Options held	(624)	402	(598)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(83,491)	¥(58,244)	¥(35,565)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	75,617	53,442	77,631
Changes in the fair value of the reinsurance contracts	2,559	(5,757)	11,909